Average Annual Total Returns{- Health Care Portfolio} - 02.28 VIP Health Care Portfolio_Service Class 2_PRO-03 - Health Care Portfolio	Service Class 2 Return Before Taxes Past 1 year	Service Class 2 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F1513 Past 1 year	F1513 Since Inception
Total	21.28%	22.40%	[1]	18.40%	18.65%	[1]	18.28%	18.89%	[1]

[1]	(a)From April 11, 2019